Aristotle Growth Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 13.2%
Alphabet, Inc. - Class A	110,428	$20,904,020
Meta Platforms, Inc. - Class A	19,298	11,299,172
Netflix, Inc. (a)	5,030	4,483,340
Take-Two Interactive Software, Inc. (a)	17,497	3,220,848
		39,907,380

Consumer Discretionary - 15.8%
Amazon.com, Inc. (a)	106,877	23,447,745
Expedia Group, Inc. (a)	37,361	6,961,475
Home Depot, Inc.	18,816	7,319,236
O'Reilly Automotive, Inc. (a)	4,286	5,082,339
Tesla, Inc. (a)	11,724	4,734,620
		47,545,415

Consumer Staples - 3.3%
Costco Wholesale Corp.	7,637	6,997,554
Darling Ingredients, Inc. (a)	83,681	2,819,213
		9,816,767

Financials - 5.0%
S&P Global, Inc.	6,297	3,136,095
Visa, Inc. - Class A	38,263	12,092,638
		15,228,733

Health Care - 7.2%
Adaptive Biotechnologies Corp. (a)	358,681	2,150,293
Bio-Techne Corp.	71,538	5,152,882
Eli Lilly & Co.	4,735	3,655,420
Guardant Health, Inc. (a)	82,654	2,525,080
UnitedHealth Group, Inc.	10,321	5,220,981
Vertex Pharmaceuticals, Inc. (a)	7,890	3,177,303
		21,881,959

Industrials - 5.5%
AMETEK, Inc.	23,573	4,249,269
Chart Industries, Inc. (a)	13,662	2,607,256
Norfolk Southern Corp.	13,296	3,120,571
Quanta Services, Inc.	12,699	4,013,519
Uber Technologies, Inc. (a)	42,265	2,549,425
		16,540,040

Information Technology - 47.7%(b)
Adobe, Inc. (a)	9,638	4,285,826
Amphenol Corp. - Class A	31,808	2,209,066
Analog Devices, Inc.	18,324	3,893,117
Apple, Inc.	130,105	32,580,894
Broadcom, Inc.	30,174	6,995,540
Datadog, Inc. - Class A (a)	24,663	3,524,096
KLA Corp.	6,977	4,396,347
Microsoft Corp.	78,894	33,253,821
NVIDIA Corp.	275,257	36,964,262
ServiceNow, Inc. (a)	9,514	10,085,982
Synopsys, Inc. (a)	12,164	5,903,919
		144,092,870

Materials - 0.8%
Linde PLC	5,678	2,377,208
TOTAL COMMON STOCKS (Cost $190,457,948)		297,390,372

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Alexandria Real Estate Equities, Inc.	9,847	960,575
Prologis, Inc.	11,075	1,170,627
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,521,711)		2,131,202

TOTAL INVESTMENTS - 99.2% (Cost $192,979,659)		299,521,574
Other Assets in Excess of Liabilities - 0.8%		2,382,981
TOTAL NET ASSETS - 100.0%		$301,904,555
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.